Deposits and prepayments	12 Months Ended
Dec. 31, 2022
Deposits and prepayments [Abstract]
Deposits and prepayments

Note 8 — Deposits and prepayments

	December 31, 2022	December 31, 2021
	EUR	EUR
Deposits – outside parties	39,193	39,694
Prepayments – related parties	96,744	28,545
Prepayments – outside parties	42,834	955
	178,771	69,194